Unit Activity (Tables)	12 Months Ended
Dec. 31, 2016
Unit Activity [Abstract]
Schedule Of Units Of Partnership Interest
The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2016, 2015 and 2014 were as follows:

December 31, 2016
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	1,165,418	58,137	—	28,371	1,251,926
Units redeemed:	(1,845,103)	(136,180)	(4,825)	(142,022)	(2,128,130)

December 31, 2015
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	1,255,793	72,499	—	53,463	1,381,755
Units redeemed:	(1,909,609)	(131,498)	(1,278)	(132,521)	(2,174,906)

December 31, 2014
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	1,318,863	91,072	—	34,004	1,443,939
Units redeemed:	(2,027,393)	(147,359)	(2,403)	(76,001)	(2,253,156)